Financial Investments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Financial Investments
Financial Investments	R$ 21,098,565	R$ 1,631,505
Financial assets measured at fair value through profit or loss held for trading
Financial Investments
Financial Investments	21,098,565	1,631,505
Financial assets measured at fair value through profit or loss held for trading | Investment funds
Financial Investments
Financial Investments	R$ 14,933,513	1,593,066
Financial assets measured at fair value through profit or loss held for trading | Investment funds | CDI | Minimum
Financial Investments
Percentage of basis used to calculate interest rate	99.19%
Financial assets measured at fair value through profit or loss held for trading | Investment funds | CDI | Maximum
Financial Investments
Percentage of basis used to calculate interest rate	100.17%
Financial assets measured at fair value through profit or loss held for trading | Bank Deposit Certificates ("CDB")
Financial Investments
Financial Investments	R$ 4,115,771	R$ 38,439
Financial assets measured at fair value through profit or loss held for trading | Bank Deposit Certificates ("CDB") | CDI | Average
Financial Investments
Percentage of basis used to calculate interest rate	101.37%	102.48%
Financial assets measured at fair value through profit or loss held for trading | Government Securities
Financial Investments
Financial Investments	R$ 2,049,281
Financial assets measured at fair value through profit or loss held for trading | Government Securities | SELIC
Financial Investments
Percentage of basis used to calculate interest rate	100.00%